UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Back Bay Financial Group, Inc.
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-13127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Siefert
Title:     President
Phone:     617-247-0518

Signature, Place, and Date of Signing:

      /s/  Robert Siefert     Boston, MA     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $51,151 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103      275     7828 SH       SOLE                     7828        0        0
CRA INTL INC                   COM              12618T105      693    36700 SH       SOLE                    36700        0        0
EXXON MOBIL CORP               COM              30231G102      309     4540 SH       SOLE                     4540        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204       46    15000 SH       SOLE                    15000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      301     3104 SH       SOLE                     3104        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    10086   207226 SH       SOLE                   207226        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1734    16874 SH       SOLE                    16874        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1448    58354 SH       SOLE                    58354        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      897    39626 SH       SOLE                    39626        0        0
ISHARES TR                     S&P 500 INDEX    464287200     3586    45037 SH       SOLE                    45037        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     1382    33910 SH       SOLE                    33910        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     6059    68399 SH       SOLE                    68399        0        0
SPDR SERIES TRUST              BRCLYS SHRT ETF  78464A425     4915   206415 SH       SOLE                   206415        0        0
SPDR TR                        UNIT SER 1       78462F103     1373    17272 SH       SOLE                    17272        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      524    10641 SH       SOLE                    10641        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3509   100960 SH       SOLE                   100960        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      563    16635 SH       SOLE                    16635        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     2395   101660 SH       SOLE                   101660        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    11056   313723 SH       SOLE                   313723        0        0